Stockholders’ Deficit (Details) - $ / shares		12 Months Ended
	Mar. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, voting rights		one
Temporary equity, issued		577,937	28,750,000
Temporary equity, outstanding		577,937	28,750,000
Common stock, shares issued		7,047,500
Common stock, shares outstanding		7,047,500
Class A Common Stock [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption		7,047,500
Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, voting rights		one
Conversion of common stock redemption	7,047,500
Common stock, shares issued		140,000	7,187,500
Common stock, shares outstanding		140,000	7,187,500
Class B Common Stock [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Conversion of common stock redemption		(7,047,500)
Business Combination [Member]
Stockholders Deficit [Line Items]
Percentage of conversion basis		20.00%